Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 100,127	$ 74,816	$ 57,081	$ 56,819
Prepaid expenses	14,006	10,243
Due from affiliates, net	4,377
Total current assets	281,210	219,807
Total assets	3,476,080	2,310,204	1,747,207
Current liabilities:
Accrued expenses	14,329	18,491
Total current liabilities	252,887	201,209
Shareholders' equity:
Common shares	558	490
Additional paid-in capital	354,448	154,460
Accumulated other comprehensive income (loss)	114	(28)
Retained earnings	652,383	528,906
Total shareholders' equity	1,007,503	683,828
Total liabilities and equity	3,476,080	2,310,204
Parent Company
Current assets:
Cash and cash equivalents	4,055	2,587	2,133	1,807
Prepaid expenses	252	230
Due from affiliates, net	851	215
Other assets		50
Total current assets	5,158	3,082
Investments in subsidiaries	1,002,734	681,589
Total assets	1,007,892	684,671
Current liabilities:
Accrued expenses	389	843
Total current liabilities	389	843
Shareholders' equity:
Common shares	558	490
Additional paid-in capital	354,448	154,460
Accumulated other comprehensive income (loss)	114	(28)
Retained earnings	652,383	528,906
Total shareholders' equity	1,007,503	683,828
Total liabilities and equity	$ 1,007,892	$ 684,671